Performance Management	Nov. 01, 2025
Simplify Aggregate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 6.29% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was -3.40% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 6.85%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.29%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.40%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (2/14/22)
Return Before Taxes	1.61%	0.20%
Return After Taxes on Distributions	-1.94%	-2.64%
Return After Taxes on Distributions and Sale of Fund Shares	0.92%	-1.05%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.19%	1.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488.
Simplify Barrier Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks the U.S. dollar price of bitcoin and is included as a performance benchmark that reflects the Fund’s core bitcoin exposure component. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks the U.S. dollar price of bitcoin and is included as a performance benchmark that reflects the Fund’s core bitcoin exposure component.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 69.81% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -16.67% (quarter ended June 30, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 24.42%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	24.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	69.81%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.67%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (9/29/22)
Return Before Taxes	90.53%	85.63%
Return After Taxes on Distributions	67.05%	65.39%
Return After Taxes on Distributions and Sale of Fund Shares	51.64%	58.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	23.23%
Nasdaq Bitcoin Reference Price Index (USD) 09.29.22 (reflects no deduction for fees, expenses or taxes)	78.20%	85.92%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Bond Bull ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify China A Shares PLUS Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Currency Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Enhanced Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and two additional indices. The Capital U.S. Corporate High Yield Index tracks U.S. high-yield corporate bonds and is included as a performance benchmark that reflects higher-income credit characteristics relevant to the Fund’s enhanced income strategy. The ICE BofA 3 Month US Treasury Bill Index represents short-duration Treasury bills and is included as a performance benchmark reflecting the cash-equivalent baseline for the Fund’s income generation approach. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and two additional indices.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 2.58% (quarter ended June 30, 2023) and the Fund’s lowest quarterly return was -1.45% (quarter ended September 30, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 5.96%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.58%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.45%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (10/27/22)
Return Before Taxes	1.77%	4.57%
Return After Taxes on Distributions	-1.48%	1.15%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	2.06%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	5.01%
Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	10.29%	10.44%
ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.68%	4.89%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Gold Strategy PLUS Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Government Money Market ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Health Care ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks U.S. health care stocks across all market capitalizations and is included as a performance benchmark that is relevant to the Fund’s health care sector investment focus. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 13.22% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -9.47% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 7.33%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.33%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.22%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.47%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (10/8/21)
Return Before Taxes	8.87%	6.04%
Return After Taxes on Distributions	8.74%	5.83%
Return After Taxes on Distributions and Sale of Fund Shares	5.26%	4.59%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	11.33%
MSCI USA IMI/Health Care Net (USD) Index (reflects no deduction for fees, expenses or taxes)	-5.66%	1.15%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Hedged Equity ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index represents a 60% equity and 40% fixed income allocation and is included as a performance benchmark that reflects a balanced risk-adjusted approach comparable to the Fund’s hedged equity strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 6.85 (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -5.67% (quarter ended June 30, 2022). The calendar year-to-date total return of the Fund as of September 30, 2025 was 7.04%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	7.04%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.85%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.67%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (11/1/21)
Return Before Taxes	18.32%	8.53%
Return After Taxes on Distributions	17.66%	7.56%
Return After Taxes on Distributions and Sale of Fund Shares	10.82%	6.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	10.10%
Bloomberg US EQ:FI 60:40 Index (BMA) (reflects no deduction for fees, expenses or taxes)	6.08%	5.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify High Yield ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks U.S. high-yield corporate bonds and is included as a performance benchmark relevant to the Fund’s high-yield fixed income investment strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 6.58% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -1.55% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 9.24%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	9.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.55%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (2/14/22)
Return Before Taxes	8.62%	4.15%
Return After Taxes on Distributions	3.47%	0.66%
Return After Taxes on Distributions and Sale of Fund Shares	5.06%	1.64%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	0.20%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)	10.24%	5.38%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks long-duration U.S. Treasury bonds and is included as a performance benchmark that reflects the interest rate sensitivity the Fund seeks to hedge against. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks long-duration U.S. Treasury bonds and is included as a performance benchmark that reflects the interest rate sensitivity the Fund seeks to hedge against.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 48.64 (quarter ended September 30, 2023) and the Fund’s lowest quarterly return was -21.57 (quarter ended December 31, 2023). The calendar year-to-date total return of the Fund as of September 30, 2025 was -4.78%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(4.78%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	48.64%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.57%)
Lowest Quarterly Return, Date	Dec. 31, 2023
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (5/10/21)
Return Before Taxes	36.46%	22.02%
Return After Taxes on Distributions	34.38%	17.18%
Return After Taxes on Distributions and Sale of Fund Shares	21.44%	16.25%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	-0.57%
ICE US Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.30%	-7.42%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks long-duration U.S. Treasury bonds and is included as a performance benchmark that provides context for the broader Treasury market relative to the Fund’s intermediate-term futures positioning. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 13.71 (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -18.22% (quarter ended March 31, 2022). The calendar year-to-date total return of the Fund as of September 30, 2025 was 14.06%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	14.06%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.71%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.22%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (9/27/21)
Return Before Taxes	-10.03%	-16.90%
Return After Taxes on Distributions	-11.68%	-18.03%
Return After Taxes on Distributions and Sale of Fund Shares	-5.90%	-12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	-0.96%
ICE US Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.30%	-9.75%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify MBS ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare with those of a broad-based securities market index and an additional index. The additional index tracks U.S. agency mortgage-backed securities and is included as a performance benchmark relevant to the Fund’s MBS investment strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare with those of a broad-based securities market index and an additional index. The additional index tracks U.S. agency mortgage-backed securities and is included as a performance benchmark relevant to the Fund’s MBS investment strategy.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 3.64% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was -1.94% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 6.00%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	3.64%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.94%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (11/06/23)
Return Before Taxes	2.19%	5.15%
Return After Taxes on Distributions	-0.24%	2.79%
Return After Taxes on Distributions and Sale of Fund Shares	1.29%	2.94%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	7.25%
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)	6.52%	7.69%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare with those of a broad-based securities market index and an additional index. The additional index represents short-term Treasury bills and is included as a performance benchmark reflecting the cash-equivalent baseline that aligns with the Fund’s quantitative investment strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare with those of a broad-based securities market index and an additional index. The additional index represents short-term Treasury bills and is included as a performance benchmark reflecting the cash-equivalent baseline that aligns with the Fund’s quantitative investment strategy.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 2.04% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -2.25% (quarter ended September 30, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was -19.70%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(19.70%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	2.04%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.25%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (7/10/23)
Return Before Taxes	-0.19%	1.47%
Return After Taxes on Distributions	-0.61%	0.28%
Return After Taxes on Distributions and Sale of Fund Shares	-0.11%	0.63%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	4.90%
ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.68%	5.05%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify NEXT Intangible Core Index ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks intermediate-maturity U.S. Treasury bonds and is included as a performance benchmark that provides yield curve context for the Fund’s short-term Treasury futures strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 9.10% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was -9.39% (quarter ended June 30, 2023). The calendar year-to-date total return of the Fund as of September 30, 2025 was 6.29%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	6.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.10%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.39%)
Lowest Quarterly Return, Date	Jun. 30, 2023
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (11/14/22)
Return Before Taxes	-3.54%	-2.96%
Return After Taxes on Distributions	-5.51%	-4.80%
Return After Taxes on Distributions and Sale of Fund Shares	-2.10%	-2.99%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	4.68%
ICE US Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes)	6.26%	3.41%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Target 15 Distribution ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Treasury Option Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and two additional indices. The Bloomberg 1-3 Month U.S. Treasury Bill Index represents short-duration Treasury bills and is included as a performance benchmark that reflects the cash-like baseline aligned with the Fund’s option-income profile. The ICE BofA 3 Month US Treasury Bill Index tracks short-term Treasury bills and is included as a performance benchmark providing a risk-free reference point for the Fund’s Treasury option income strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and two additional indices.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 3.31% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was 0.02% (quarter ended June 30, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 2.82%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	3.31%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	0.02%
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (10/27/22)
Return Before Taxes	7.22%	5.74%
Return After Taxes on Distributions	3.51%	3.01%
Return After Taxes on Distributions and Sale of Fund Shares	4.25%	3.23%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	5.01%
Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.68%	4.89%
ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.68%	4.89%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 19.38% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -22.63% (quarter ended June 30, 2022). The calendar year-to-date total return of the Fund as of September 30, 2025 was 16.46%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	16.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.63%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (5/24/21)
Return Before Taxes	37.07%	15.48%
Return After Taxes on Distributions	36.48%	14.53%
Return After Taxes on Distributions and Sale of Fund Shares	21.92%	11.76%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	11.66%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 13.71% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -16.24% (quarter ended June 30, 2022). The calendar year-to-date total return of the Fund as of September 30, 2025 was 15.59%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	15.59%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.71%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (9/3/20)
Return Before Taxes	22.14%	11.14%
Return After Taxes on Distributions	21.63%	10.67%
Return After Taxes on Distributions and Sale of Fund Shares	13.10%	8.63%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	14.62%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 10.00% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -14.61% (quarter ended June 30, 2022). The calendar year-to-date total return of the Fund as of September 30, 2025 was 18.82%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	18.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.00%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(14.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (9/3/20)
Return Before Taxes	17.57%	8.47%
Return After Taxes on Distributions	17.02%	7.96%
Return After Taxes on Distributions and Sale of Fund Shares	10.40%	6.45%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	14.62%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify US Equity PLUS Upside Convexity ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 18.68% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -17.79% (quarter ended June 30, 2022). The calendar year-to-date total return of the Fund as of September 30, 2025 was 23.13%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	23.13%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.68%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (9/3/20)
Return Before Taxes	25.34%	13.85%
Return After Taxes on Distributions	24.85%	13.27%
Return After Taxes on Distributions and Sale of Fund Shares	14.99%	10.80%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	14.62%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Volatility Premium ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 10.09% (quarter ended June 30, 2023) and the Fund’s lowest quarterly return was -6.95% (quarter ended March 31, 2022). The calendar year-to-date total return of the Fund as of September 30, 2025 was -0.44%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(0.44%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.09%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.95%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (5/12/21)
Return Before Taxes	7.17%	10.52%
Return After Taxes on Distributions	0.56%	5.00%
Return After Taxes on Distributions and Sale of Fund Shares	4.20%	5.66%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	15.16%	12.47%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Gamma Emerging Market Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks a diversified basket of commodity futures and is included as a performance benchmark that reflects the Fund’s core commodity market exposure. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 7.49% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was 1.21% (quarter ended March 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 15.33%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	15.33%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.49%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	1.21%
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (3/27/23)
Return Before Taxes	18.97%	7.16%
Return After Taxes on Distributions	17.23%	5.81%
Return After Taxes on Distributions and Sale of Fund Shares	11.22%	4.89%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	3.67%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)	5.77%	3.67%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks systematic trend-following and managed futures strategies and is included as a performance benchmark that reflects the Fund’s CTA-based investment approach. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 10.11% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was -10.90% (quarter ended March 31, 2023). The calendar year-to-date total return of the Fund as of September 30, 2024 was 2.44%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.44%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.11%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.90%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (3/7/22)
Return Before Taxes	24.18%	10.93%
Return After Taxes on Distributions	21.72%	8.40%
Return After Taxes on Distributions and Sale of Fund Shares	14.25%	7.49%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	0.06%
SG CTA Index (reflects no deduction for fees, expenses or taxes)	-9.85%	0.07%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify National Muni Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Opportunistic Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and two additional indices. The Bloomberg U.S. Universal Total Return Index represents a broader U.S. bond market including investment-grade and high-yield corporate bonds, and is included as a performance benchmark relevant to the Fund’s opportunistic fixed-income approach. The ICE BofA US High Yield Index tracks U.S. high-yield corporate bonds and is included as a performance benchmark that reflects a key sector the Fund may emphasize within its credit strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and two additional indices.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 4.28% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was -0.27% (quarter ended March 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was -0.29%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(0.29%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	4.28%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(0.27%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (3/27/23)
Return Before Taxes	4.94%	6.78%
Return After Taxes on Distributions	1.87%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares	2.86%	3.97%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	4.09%
Bloomberg U.S. Universal Total Return Index (reflects no deduction for fees, expenses or taxes)	6.49%	4.78%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)	10.24%	10.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Piper Sandler US Small-Cap PLUS Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index represents the broad U.S. equity market and is included as a performance benchmark that provides equity exposure context for the Fund’s diversified income approach. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 26.47% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -29.82% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 11.02%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	11.02%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	26.47%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(29.82%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (3/27/23)
Return Before Taxes	-10.22%	-7.71%
Return After Taxes on Distributions	-15.63%	-13.43%
Return After Taxes on Distributions and Sale of Fund Shares	-5.29%	-7.66%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	19.92%
MSCI USA IMI Health Care Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)	-5.66%	1.61%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Tara India Opportunities ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance information will be available in the prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488
Simplify Volt TSLA Revolution ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 115.36% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was -36.36% (quarter ended June 30, 2022). The calendar year-to-date total return of the Fund as of September 30, 2025 was 31.13%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	31.13%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	115.36%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(36.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (12/29/20)
Return Before Taxes	149.20%	17.65%
Return After Taxes on Distributions	148.60%	17.57%
Return After Taxes on Distributions and Sale of Fund Shares	88.35%	14.12%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	13.62%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488